Ares Acquisition (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 15, 2012	Oct. 09, 2012	Nov. 14, 2012
Ares Acquisition
Equity investment received	$ 299,201,000	$ 79,000	$ 1,700,000
Aggregate consideration
Cash consideration	631,773,000
Additional payments made		248,000	22,885,000
Allocation of Purchase Price
Goodwill		611,242,000	611,242,000
Affiliates of Ares Management
Ares Acquisition
Equity investment received				290,000,000
Certain management employees of the Predecessor
Ares Acquisition
Equity investment received				9,200,000
Term Loan Facility
Ares Acquisition
Credit facility used to finance the acquisition				525,000,000
Term of credit facility				7 years
Amount drawn				525,000,000
Second Lien Term Loan Facility
Ares Acquisition
Credit facility used to finance the acquisition				195,000,000
Term of credit facility				8 years
Amount drawn				195,000,000
Revolving Credit Facility
Ares Acquisition
Credit facility used to finance the acquisition		150,000,000		150,000,000
Term of credit facility				5 years
Amount drawn				10,000,000
Ares Acquisition
Ares Acquisition
Payments in satisfaction of Predecessor stock options				54,200,000
Aggregate consideration
Purchase of Predecessor common shares				669,456,000
Payment on Predecessor stock options (inclusive of employer payroll taxes)				54,993,000
Less cash acquired				(92,676,000)
Cash consideration				631,773,000
Value of management equity rollover				11,091,000
Total fair value of net assets acquired				668,386,000
Allocation of Purchase Price
Current assets, less cash acquired					279,624,000
Property, plant and equipment					248,944,000
Capitalized software					15,766,000
Finite-lived intangible assets					68,000,000
Indefinite-lived trade names					265,000,000
Goodwill					611,242,000
Investment in SFDN					9,400,000
Other assets					46,277,000
Current liabilities					(251,661,000)
Debt					(304,074,000)
Deferred taxes					(135,865,000)
Other liabilities					(184,267,000)
Total					668,386,000
Ares Acquisition | Working capital adjustment
Aggregate consideration
Contingent consideration				6,231,000
Total fair value of net assets acquired				6,400,000
Additional payments made			6,200,000
Ares Acquisition | Tax consideration
Aggregate consideration
Contingent consideration				19,291,000
Income tax refund receivable	17,300,000
Corresponding payable	17,300,000
Increase in estimated income tax refund receivable			2,000,000
Additional payable			2,000,000
Additional payments made		200,000	16,700,000
Ares Acquisition | Predecessor
Aggregate consideration
Costs associated with assessment of strategic alternatives and transaction costs incurred						23,900,000
Ares Acquisition | Original estimate
Aggregate consideration
Value of management equity rollover				10,900,000
Ares Acquisition | Purchase price adjustment | Working capital adjustment
Aggregate consideration
Value of management equity rollover				200,000
Total fair value of net assets acquired				$ 2,500,000